Note 12 - Derivative Instruments	6 Months Ended
Apr. 30, 2024
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
4.	Securities:

As at April 30, 2024, the Bank held securities totalling $103.8 million ( October 31, 2023 - $167.9 million), including accrued interest, comprised of a series of Government of Canada Bonds for $102.9 million with a face value totaling $103.0 million, a weighted average yield of 4.23%, and maturing between May 1, 2024 and May 1, 2025.

Derivatives [member]
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
12.	Derivative instruments:

At April 30, 2024, the Bank had an outstanding contract established for asset liability management purposes to swap between fixed and floating interest rates with a notional amount totalling $22.8 million ( October 31, 2023 - $20.8 million), of which $22.8 million ( October 31, 2023 - $20.8 million) qualified for hedge accounting. The Bank enters into interest rate swap contracts for its own account exclusively and does not act as an intermediary in this market. As required under the accounting standard relating to hedges, at April 30, 2024, $1.1 million ( October 31, 2023 - $1.5 million) relating to this contract was included in other assets and the offsetting amount included in the carrying values of the assets to which they relate. Approved counterparties are limited to major Canadian chartered banks. The carrying amount of the hedged item recognized in the loans was $22.2 million.